UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21948

Cohen & Steers Closed-End Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2017 (Unaudited)

	Number of Shares	Value
CLOSED-END FUNDS 97.4%
COMMODITIES 3.7%
Central Fund of Canada Ltd., Class A (Canada)	716,332	$9,075,927
SPDR Gold shares(a)	37,261	4,530,192
Sprott Physical Platinum & Palladium Trust (Canada)(a)	53,977	457,725
		14,063,844
COVERED CALL 11.3%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	119,824	1,605,642
BlackRock Enhanced Capital and Income Fund	121,468	1,894,901
BlackRock Enhanced Dividend Achievers Trust	150,953	1,369,144
Columbia Seligman Premium Technology Growth Fund	32,543	727,011
Eaton Vance Tax-Managed Buy-Write Income Fund	53,250	891,937
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	534,709	8,191,742
Eaton Vance Tax-Managed Diversified Equity Income Fund	961,313	11,208,909
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	354,984	4,203,010
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	1,211,846	11,330,760
Nuveen Dow 30SM Dynamic Overwrite Fund	15,769	267,442
Nuveen NASDAQ 100 Dynamic Overwrite Fund	12,199	269,964
Nuveen S&P 500 Buy-Write Income Fund	77,201	1,079,270
		43,039,732
EMERGING MARKETS EQUITY 4.3%
iShares MSCI Emerging Markets ETF	91,579	4,103,655
Templeton Emerging Markets Fund	336,259	5,554,998
Templeton Emerging Markets Investment Trust PLC (GBP) (United Kingdom)	650,246	6,517,543
		16,176,196
EQUITY TAX—ADVANTAGED 12.2%
Eaton Vance Tax-Advantaged Dividend Income Fund	625,465	13,841,541
Eaton Vance Tax-Advantaged Global Dividend Income Fund	202,147	3,476,928
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	74,784	1,833,704
Gabelli Dividend & Income Trust	632,896	14,170,541
John Hancock Tax-Advantaged Dividend Income Fund	365,074	9,440,814
Nuveen Tax-Advantaged Dividend Growth Fund	115,512	1,946,377
Nuveen Tax-Advantaged Total Return Strategy Fund	110,100	1,510,572
		46,220,477

	Number of Shares	Value
FINANCIAL 4.8%
Financial Select Sector SPDR Fund	319,235	$8,255,417
iShares MSCI Europe Financials ETF	131,132	3,078,979
John Hancock Bank and Thrift Opportunity Fund	16,526	615,759
SPDR S&P Bank ETF	138,413	6,241,042
		18,191,197
GLOBAL EQUITY 1.7%
Altaba(a)	20,230	1,340,035
Blackrock Science & Technology Trust	23,148	565,506
Fidelity European Values PLC (GBP) (United Kingdom)	775,879	2,302,886
Henderson EuroTrust PLC (GBP) (United Kingdom)	147,504	2,247,340
Japan Smaller Capitalization Fund	6,101	76,690
		6,532,457
GLOBAL HYBRID (GROWTH & INCOME) 0.3%
LMP Capital and Income Fund	74,625	1,085,047
HEALTH/BIOTECH 3.3%
Gabelli Healthcare and WellnessRx Trust	302,508	3,058,356
iShares Nasdaq Biotechnology ETF	8,027	2,677,727
Tekla Healthcare Investors	76,353	1,926,386
Tekla Healthcare Opportunities Fund	131,775	2,447,062
Tekla Life Sciences Investors	92,368	1,984,065
Tekla World Healthcare Fund	24,806	361,175
		12,454,771
INVESTMENT GRADE 0.7%
PIMCO Corporate and Income Opportunity Fund	157,903	2,649,612
LIMITED DURATION 0.6%
Eaton Vance Limited Duration Income Fund	97,001	1,360,924
Franklin Templeton Limited Duration Income Trust	89,272	1,072,157
		2,433,081
MASTER LIMITED PARTNERSHIPS 8.5%
First Trust Energy Income and Growth Fund	514,714	12,687,700
First Trust MLP and Energy Income Fund	75,778	1,155,614
First Trust New Opportunities MLP & Energy Fund	172,512	2,178,827
Kayne Anderson Energy Total Return Fund	209,738	2,332,287
Kayne Anderson MLP Investment Company	310,922	5,649,453
Neuberger Berman MLP Income Fund	377,164	3,583,058
Tortoise Energy Infrastructure Corp.	100,363	2,906,512

	Number of Shares	Value
Tortoise MLP Fund	96,656	$1,751,407
		32,244,858
MULTI-SECTOR 12.4%
AllianzGI Convertible & Income Fund II	164,740	1,029,625
PIMCO Dynamic Credit Income Fund	550,644	12,697,851
PIMCO Dynamic Income Fund	390,643	12,055,243
PIMCO High Income Fund	360,658	3,000,674
PIMCO Income Opportunity Fund	340,519	8,972,676
PIMCO Income Strategy Fund II	884,647	9,465,723
		47,221,792
MUNICIPAL 8.2%
BlackRock Investment Quality Municipal Trust	36,614	547,745
BlackRock Municipal Income Investment Quality Trust	29,058	441,972
BlackRock MuniEnhanced Fund	91,462	1,085,654
BlackRock MuniHoldings Investment Quality Fund	76,007	1,125,664
BlackRock MuniHoldings Quality Fund	24,321	330,766
BlackRock MuniHoldings Quality Fund II	29,060	404,806
BlackRock MuniVest Fund	106,813	1,036,086
BlackRock MuniYield Fund	32,148	484,149
BlackRock MuniYield Quality Fund	37,324	575,536
BlackRock MuniYield Quality Fund II	59,626	795,411
BlackRock MuniYield Quality Fund III	38,194	547,320
BlackRock Strategic Municipal Trust	23,593	337,852
Eaton Vance Municipal Income Trust	52,935	685,508
Invesco Municipal Trust	100,865	1,288,046
Nuveen AMT-Free Quality Municipal Income Fund	168,685	2,336,287
Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund	192,263	2,958,928
Nuveen Enhanced Municipal Value Fund	85,778	1,260,937
Nuveen Municipal Credit Income Fund	510,559	7,765,602
Nuveen Municipal Value Fund	171,676	1,757,962
Nuveen Quality Municipal Income Fund	149,488	2,121,235
PIMCO Municipal Income Fund II	54,164	712,798
Pioneer Municipal High Income Trust	27,493	330,741
Putnam Managed Municipal Income Trust	221,133	1,671,765
Western Asset Municipal Partners Fund	30,958	479,230
		31,082,000
PREFERRED 2.4%
Flaherty & Crumrine Total Return Fund	12,376	265,836

	Number of Shares	Value
John Hancock Premium Dividend Fund	23,640	$398,807
Nuveen Preferred & Income Term Fund	76,742	1,932,364
Nuveen Preferred Income Opportunities Fund	603,542	6,379,439
		8,976,446
REAL ESTATE 3.3%
CBRE Clarion Global Real Estate Income Fund	148,643	1,174,280
Neuberger Berman Real Estate Securities Income Fund	500,397	2,807,227
Nuveen Real Estate Income Fund	550,234	6,135,109
Real Estate Select Sector SPDR Fund	73,376	2,365,642
		12,482,258
SENIOR LOAN 7.3%
Ares Dynamic Credit Allocation Fund	69,624	1,141,834
BlackRock Floating Rate Income Trust Fund	40,383	569,804
Eaton Vance Floating-Rate Income Trust	93,467	1,366,487
Eaton Vance Senior Floating-Rate Trust	132,023	1,972,424
Eaton Vance Senior Income Trust	236,043	1,562,605
First Trust Senior Floating Rate Income Fund II	88,315	1,191,369
Invesco Dynamic Credit Opportunities Fund	406,872	4,849,914
Nuveen Credit Strategies Income Fund	1,314,893	11,163,441
Nuveen Floating Rate Income Fund	122,415	1,433,480
Nuveen Floating Rate Income Opportunity Fund	116,267	1,375,439
Nuveen Senior Income Fund	139,526	933,429
		27,560,226
U.S. GENERAL EQUITY 10.2%
Consumer Discretionary Select Sector SPDR Fund	46,388	4,178,631
Consumer Staples Select Sector SPDR Fund	44,164	2,383,973
Gabelli Equity Trust	1,292,300	8,399,950
Liberty All-Star Equity Fund	176,109	1,061,937
Nuveen Core Equity Alpha Fund	53,998	839,129
Royce Value Trust	28,855	455,620
Source Capital	56,262	2,279,174
SPDR S&P 500 ETF Trust	37,744	9,482,425
Tri-Continental Corp.	44,700	1,142,085
Vanguard S&P 500 ETF Trust	36,161	8,344,512
		38,567,436

		Number of Shares	Value
U.S. HYBRID (GROWTH & INCOME) 1.7%
Calamos Strategic Total Return Fund		275,224	$3,338,467
Delaware Investments Dividend & Income Fund		31,027	333,850
Guggenheim Strategic Opportunities Fund		125,102	2,664,673
			6,336,990
UTILITY 0.5%
Reaves Utility Income Fund		63,013	1,997,512
TOTAL CLOSED-END FUNDS (Identified cost—$333,046,405)			369,315,932

		Number of Rights
RIGHTS—UTILITY 0.0%
Reaves Utility Income Fund, expires 10/4/17(a)		53,473	19,876
TOTAL RIGHTS (Identified cost—$16,029)			19,876

		Number of Shares
SHORT-TERM INVESTMENTS 2.5%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.92%(b)		9,300,000	9,300,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$9,300,000)			9,300,000
TOTAL INVESTMENTS (Identified cost—$342,362,434)	99.9%		378,635,808
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1		349,415
NET ASSETS (Equivalent to $13.93 per share based on 27,209,148 shares of common stock outstanding)	100.0%		$378,985,223

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
GBP	Great British Pound
MLP	Master Limited Partnership
SPDR	Standard & Poor’s Depositary Receipt

Note: Percentages indicated are based on the net assets of the Fund.

(a) Non-income producing security.

(b) Rate quoted represents the annualized seven-day yield of the fund.

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Closed-End Opportunity Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  There were no transfers between Level 1 and Level 2 investments as of September 30, 2017.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Closed-End Funds	$369,315,932	$369,315,932	$—	$—
Rights	19,876	19,876	—	—
Short-Term Investments	9,300,000	—	9,300,000	—
Total Investments(a)	$378,635,808	$369,335,808	$9,300,000	$—

(a) Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS CLOSED-END OPPORTUNITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: November 28, 2017